EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

16.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2015	2016	2017
Net income attributable to ordinary shareholders — basic	436,600	804,615	1,237,202
Eliminate the dilutive effect of interest expense of convertible senior notes	—	—	4,549

Net income attributable to ordinary shareholders — diluted	436,600	804,615	1,241,751

Weighted average ordinary shares outstanding — basic	250,533,204	275,139,070	279,272,140
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	5,570,963	7,750,424	12,202,369
Dilutive effect of convertible senior notes	—	—	1,599,469
Weighted average ordinary shares outstanding — diluted	256,104,167	282,889,494	293,073,978

Basic earnings per share	1.74	2.92	4.43

Diluted earnings per share	1.70	2.84	4.24

For the years ended December 31, 2015, 2016 and 2017, the Group had no securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.